Note 13 - Right-of-use assets, net and lease liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Cancellations of lease liabilities	$ 2,972	$ 5,207
Repayments of lease liabilities	51,500	52,400
Interest expense on lease liabilities	$ 3,400	$ 3,500
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	28.00%	25.00%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	45.00%	48.00%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	27.00%	27.00%